Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Global Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return from current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-11-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursment arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in Fixed Income Investments. “Fixed Income Investments” include all types of debt and income producing securities and other instruments, including bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, Eurodollar and Yankee dollar instruments, money market instruments and foreign currency forward contracts, including non-deliverable forward contracts. Fixed Income Investments may be issued by US or foreign corporations or entities, including those with business activities located in emerging market countries; US or foreign banks; the US government, its agencies, authorities, instrumentalities or sponsored enterprises; US state and municipal governments; foreign governments and their political subdivisions; and supranational organizations (such as the World Bank). Fixed Income Investments may have any type of interest rate payment terms, including fixed rate, adjustable rate or zero coupon features.

In managing the Portfolio’s assets, the Investment Manager employs a relative value approach that is driven by its macroeconomic view of global interest rates, yield curves, sector spreads, and currencies, combined with an opportunistic, but disciplined, security selection process. The Investment Manager seeks to enhance the Portfolio’s total return by rotating investments through global bond and credit markets, maintaining or seeking exposure to foreign currencies in the discretion of the Investment Manager. The Investment Manager seeks to identify and exploit market inefficiencies (such as spread relationships between sectors in different countries, and undervalued or overlooked markets and securities) in seeking to achieve attractive risk-adjusted returns. The Investment Manager also seeks to identify investment opportunities with asymmetric risk/reward characteristics in seeking to enhance portfolio performance and mitigate risk.

The Portfolio’s currency exposure generally is managed relative to that of the Barclays Capital Global Aggregate Bond Index—Unhedged in US dollar terms, and tactical exposures to non-US dollar currencies are based on the Investment Manager’s fundamental macroeconomic outlook, technical factors and the Investment Manager’s desired market positioning.

Under normal market conditions, the Portfolio invests significantly (at least 40%—unless market conditions are not deemed favorable by the Investment Manager, in which case the Portfolio would invest at least 30%) in issuers organized or located outside the US or doing a substantial amount of business outside the US, securities denominated in a foreign currency or foreign currency forward contracts. The Investment Manager allocates the Portfolio’s assets among various regions, countries and currencies, including the United States and the US dollar (but in no less than three different countries or currencies). The Portfolio may invest in securities of issuers with business activities located in emerging market countries or denominated in an emerging market currency.

The Portfolio may invest up to 15% of its assets in securities that are rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or the unrated equivalent as determined by the Investment Manager. There are no restrictions on the Portfolio’s average portfolio maturity or duration or on the maturities of the individual debt and income producing securities and other instruments in which it may invest. Duration is an estimate of the sensitivity of the price (the value of principal) of a fixed-income security to a change in interest rates. Generally, the longer the duration, the higher the expected volatility. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.

In addition to purchasing or selling foreign currency forward contracts, the Portfolio may, but is not required to, purchase and sell options on foreign currencies, for hedging purposes or to seek to increase returns.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations.

Other risk factors could have an effect on the Portfolio’s performance, including:

•	if an issuer fails to make timely interest or principal payments (known as credit risk)

•

if there is a decline, or a perceived decline, in the credit quality of a fixed-income security (or any guarantor of payment on such security) the security’s value could fall, potentially lowering the Portfolio’s share price

•	during unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like

Any investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide the Portfolio with a certain degree of protection against rises in interest rates, although such securities will participate in any declines in interest rates as well. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Although certain mortgage-related securities are guaranteed by a third party (such as a US Government agency or instrumentality with respect to government-related mortgage-backed securities) or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

Structured Products Risk. Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed income securities and derivatives transactions. Derivatives transactions may reduce returns or increase volatility, perhaps substantially, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference assets, markets or rates. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as exposure to less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Currency investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain debt securities offerings of emerging markets issuers may be relatively smaller in size than debt offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Forward Currency Contract and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Forward currency contracts, over-the-counter options on currencies and structured products are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options and other derivatives transactions in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio did not have a full calendar year of performance as of the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with that of a broad measure of market performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of performance as of the date of this Prospectus, no performance returns are presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	8.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.01%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,848
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,055
Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	25.71%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	26.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(25.36%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,494
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,248
R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.31%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	8.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.06%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,053

[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through November 29, 2014, to the extent Total Annual Portfolio Operating Expenses exceed .80%, 1.10% and .75% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the investment management agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.